Condensed Schedule of Investments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 10,991,449	$ 8,014,894
Percentage of Partners' Capital (in hundredths)	6.26%	4.23%
Unrealized Currency (Loss)	(97,932)	(284,357)
Unrealized Currency (Loss) Percentage of Partners' Capital (in hundredths)	(0.06%)	(0.15%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,699,913	4,417,498
Percentage of Partners' Capital (in hundredths)	2.68%	2.33%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,239,297)	(1,060,877)
Percentage of Partners' Capital (in hundredths)	(0.71%)	(0.56%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	806,619	6,045,517
Percentage of Partners' Capital (in hundredths)	0.46%	3.19%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	123,343	1,215,434
Percentage of Partners' Capital (in hundredths)	0.07%	0.64%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	5,009,248	(1,782,576)
Percentage of Partners' Capital (in hundredths)	2.86%	(0.94%)
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	6,389,468	3,881,753
Percentage of Partners' Capital (in hundredths)	3.64%	2.05%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	4,929,775	2,302,256
Percentage of Partners' Capital (in hundredths)	2.81%	1.22%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(344,353)	(542,082)
Percentage of Partners' Capital (in hundredths)	(0.20%)	(0.29%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,793,920	1,326,009
Percentage of Partners' Capital (in hundredths)	1.02%	0.70%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 10,126	$ 795,570
Percentage of Partners' Capital (in hundredths)	0.01%	0.42%